Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2019
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Limited-Duration Inflation Focused Bond Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001368135
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 27, 2019
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2019
Prospectus Date	rr_ProspectusDate	Oct. 01, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A